Defined benefit plans (Detail 5.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	$ (220)	$ 286	$ (880)
Total
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	577	(295)
Return on plan assets excluding amounts included in interest income	(736)	1,965
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(71)	(1,417)
Total gains / (losses) recognized in other comprehensive income, before tax	(230)	253	(842)
Swiss plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	242	(301)
Return on plan assets excluding amounts included in interest income	(523)	1,640
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(71)	(1,417)
Total gains / (losses) recognized in other comprehensive income, before tax	(352)	(79)	(94)
UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	266	88
Return on plan assets excluding amounts included in interest income	(136)	215
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	130	304	(623)
US and German plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	69	(82)
Return on plan assets excluding amounts included in interest income	(77)	110
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	(8)	28	(126)
UBS AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax	(70)	308	(880)
UBS AG | Total
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	598	(40)
Return on plan assets excluding amounts included in interest income	(647)	1,329
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(30)	(1,013)
Total gains / (losses) recognized in other comprehensive income, before tax	(79)	276	(842)
UBS AG | Swiss plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	263	(47)
Return on plan assets excluding amounts included in interest income	(434)	1,003
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(30)	(1,013)
Total gains / (losses) recognized in other comprehensive income, before tax	(201)	(56)	(94)
UBS AG | UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	266	88
Return on plan assets excluding amounts included in interest income	(136)	215
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	130	304	(623)
UBS AG | US and German plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	69	(82)
Return on plan assets excluding amounts included in interest income	(77)	110
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	0	0
Total gains / (losses) recognized in other comprehensive income, before tax	$ (8)	$ 28	$ (126)